STATUTORY RESERVES (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statutory Accounting Practices [Line Items]
Allocate at least 10% of its after tax profits	10.00%	10.00%
Until the reserve balance reaches 50% of respective registered capital	50.00%	50.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 34,513,788	$ 34,508,737